Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Innospec Inc.
Entity Central Index Key	0001054905
Entity Emerging Growth Company	false
Entity File Number	001-13879
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0181725
Entity Address, Address Line One	8310 South Valley Highway
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	7925554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	IOSP
Security Exchange Name	NASDAQ